NATURE OF OPERATIONS (Details) - $ / shares	Oct. 17, 2024	Nov. 30, 2025	Jul. 31, 2025	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
NATURE OF OPERATIONS
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued for each share converted	4.081617